Current trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current trade and other receivables
Trade receivables	$ 10,237	$ 8,302
Other receivables	2,017	1,579
Prepayments	2,034	1,737
Government grants receivable	45	25
Accrued income	844	1,329
Trade and other receivables	15,177	12,972
Trade receivables - subject to factoring | FVOCI
Current trade and other receivables
Trade receivables	2,681	667
Gross trade receivables
Current trade and other receivables
Trade receivables	10,289	8,335
Expected credit loss provisions
Current trade and other receivables
Trade receivables	$ (52)	$ (33)